Shareholder Report, Average Annual Return (Details)			5 Months Ended	12 Months Ended	55 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	May 01, 2020	Mar. 15, 2016	Nov. 30, 2014	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000143747
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Spirit of America Energy Fund - Class A Shares	Spirit of America Energy Fund - Class A Shares
Average Annual Return, Percent				20.78%		11.04%		0.42%
C000167220
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Spirit of America Energy Fund - Class C Shares
Average Annual Return, Percent				26.26%		11.50%	6.79%
C000218733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Energy Fund - Institutional Shares
Without Sales Load [Member] | C000143747
Average Annual Return [Line Items]
Average Annual Return, Percent				28.18%		12.35%		1.02%
Without Sales Load [Member] | C000167220
Average Annual Return [Line Items]
Average Annual Return, Percent				27.23%		11.50%	6.79%
Without Sales Load [Member] | C000218733
Average Annual Return [Line Items]
Average Annual Return, Percent				28.43%	25.77%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				33.89%		15.77%		13.35%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				33.89%		15.77%	15.43%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				33.89%	19.80%
S&P 500 Energy Sector TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Energy Sector Index
Average Annual Return, Percent				16.76%		15.74%		6.01%
S&P 500 Energy Sector TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Energy Sector Index
Average Annual Return, Percent				16.76%		15.74%	9.43%
S&P 500 Energy Sector TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Energy Sector Index
Average Annual Return, Percent				16.76%	29.22%